Discontinued Operations (Tables)	12 Months Ended
Sep. 30, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of Operating Results and Assets and Liabilities of Discontinued Operation
The following table summarizes the carrying amount of the accrual for our actions to dispose of the EfW business at 30 September 2016, which is included in current liabilities of discontinued operations:

	Asset Impairment	Contract Actions/Other	Total
Loss on disposal of business	$913.5	$32.2	$945.7
Noncash expenses	(913.5)	—	(913.5)
Cash expenditures	—	(18.6)	(18.6)
Currency translation adjustment	—	(1.4)	(1.4)
30 September 2016	$—	$12.2	$12.2
The following table details the businesses and major line items that comprise income from discontinued operations, net of tax, on the consolidated income statements for fiscal year 2016:

	2016
				Total
	Electronic	Performance	Energy-	Discontinued
	Materials	Materials	from-Waste(A)	Operations
Sales	$961.6	$1,059.1	$—	$2,020.7
Cost of sales	521.6	704.5	24.6	1,250.7
Selling and administrative	87.7	76.6	2.8	167.1
Research and development	40.8	19.6	.9	61.3
Other income (expense), net	2.2	4.2	(12.7)	(6.3)
Operating Income (Loss)	313.7	262.6	(41.0)	535.3
Equity affiliates’ income	.2	1.4	—	1.6
Interest expense	.3	—	—	.3
Income (Loss) Before Taxes(B)	313.6	264.0	(41.0)	536.6
Income tax provision	73.4	80.5	(3.4)	150.5
Income (Loss) From Operations of Discontinued Operations, net of tax	240.2	183.5	(37.6)	386.1
Loss on Disposal, net of tax	—	—	(846.6)	(846.6)
Income (Loss) From Discontinued Operations, net of tax	240.2	183.5	(884.2)	(460.5)
Net Income Attributable to Noncontrolling Interests of Discontinued Operations	7.9	—	—	7.9
Net Income (Loss) From Discontinued Operations	$232.3	$183.5	$(884.2)	$(468.4)

(A)	The loss from operations of discontinued operations for EfW primarily relates to project suspension costs, land leases, and administrative costs.

(B)	In 2016, income before taxes from operations of discontinued operations attributable to Air Products was $527.1.
The following table details the businesses and major line items that comprise income from discontinued operations, net of tax, on the consolidated income statements for fiscal year 2015:

	2015
				Total
	Electronic	Performance	Energy-	Discontinued
	Materials	Materials	from-Waste(A)	Operations
Sales	$984.1	$1,086.5	$—	$2,070.6
Cost of sales	586.8	754.0	5.1	1,345.9
Selling and administrative	86.4	79.9	2.4	168.7
Research and development	37.5	23.2	1.7	62.4
Other income (expense), net(B)	(18.5)	(9.2)	—	(27.7)
Operating Income (Loss)	254.9	220.2	(9.2)	465.9
Equity affiliates’ income	1.0	1.2	—	2.2
Interest expense	.1	.6	—	.7
Income (Loss) Before Taxes(C)	255.8	220.8	(9.2)	467.4
Income tax provision	49.7	68.4	(2.4)	115.7
Income (Loss) From Discontinued Operations, net of tax	206.1	152.4	(6.8)	351.7
Net Income Attributable to Noncontrolling Interests of Discontinued Operations	7.1	—	—	7.1
Net Income (Loss) From Discontinued Operations	$199.0	$152.4	$(6.8)	$344.6

(A)	The loss from operations of discontinued operations for EfW primarily relates to land leases and administrative costs.

(B)	Primarily includes business restructuring and cost reduction actions.

(C)	In 2015, income before taxes from operations of discontinued operations attributable to Air Products was $458.9.
The following table details the businesses and major line items that comprise income from discontinued operations, net of tax, on the consolidated income statements for fiscal year 2014:

	2014
					Total
	Electronic	Performance	Energy-		Discontinued
	Materials	Materials	from-Waste(A)	Homecare	Operations
Sales	$922.8	$1,132.2	$—	$8.5	$2,063.5
Cost of sales	612.0	810.0	4.7	6.4	1,433.1
Selling and administrative	79.3	83.2	4.6	1.3	168.4
Research and development	35.7	25.6	1.6	—	62.9
Other income (expense), net	5.4	.3	—	(.1)	5.6
Operating Income (Loss)	201.2	213.7	(10.9)	.7	404.7
Equity affiliates’ income	1.7	.8	—	—	2.5
Interest expense	.3	.8	—	—	1.1
Income (Loss) Before Taxes(B)	202.6	213.7	(10.9)	.7	406.1
Income tax provision	45.7	65.6	(3.4)	—	107.9
Income (Loss) From Operations of Discontinued Operations	156.9	148.1	(7.5)	.7	298.2
Gain on sale of business, net of tax	—	—	—	3.9	3.9
Income (Loss) From Discontinued Operations, net of tax	156.9	148.1	(7.5)	4.6	302.1
Net Income Attributable to Noncontrolling Interests of Discontinued Operations	7.1	—	—	—	7.1
Net Income (Loss) From Discontinued Operations	$149.8	$148.1	$(7.5)	$4.6	$295.0

(A)	The loss from operations of discontinued operations for EfW primarily relates to land leases and administrative costs.

(B)	In 2014, income before taxes from operations of discontinued operations attributable to Air Products was $397.6.
The following table details the major line items that comprise assets and liabilities of discontinued operations on the consolidated balance sheets as of 30 September 2016:

	30 September 2016
				Total
	Electronic	Performance	Energy-	Discontinued
	Materials	Materials	from-Waste	Operations
Assets
Current Assets
Cash and cash items	$170.6	$37.5	$—	$208.1
Trade receivables, net	134.7	159.0	—	293.7
Inventories	138.1	226.8	—	364.9
Plant and equipment, net	—	—	18.2	18.2
Other receivables and current assets	34.5	5.6	1.2	41.3
Total Current Assets	477.9	428.9	19.4	926.2
Plant and equipment, net	296.5	296.5	—	593.0
Goodwill, net	180.0	125.0	—	305.0
Intangible assets, net	75.1	25.0	—	100.1
Other noncurrent assets	37.5	6.7	—	44.2
Total Noncurrent Assets	589.1	453.2	—	1,042.3
Total Assets	$1,067.0	$882.1	$19.4	$1,968.5
Liabilities
Current Liabilities
Payables and accrued liabilities	$85.8	$72.5	$19.0	$177.3
Accrued income taxes	22.7	6.0	—	28.7
Current portion of long-term debt	5.8	—	—	5.8
Total Current Liabilities	114.3	78.5	19.0	211.8
Long-term debt	981.8	—	—	981.8
Deferred income taxes	50.3	6.4	—	56.7
Other noncurrent liabilities	47.4	9.6	—	57.0
Total Noncurrent Liabilities	1,079.5	16.0	—	1,095.5
Total Liabilities	$1,193.8	$94.5	$19.0	$1,307.3
The following table details the major line items that comprise assets and liabilities of discontinued operations on the consolidated balance sheets as of 30 September 2015:

	30 September 2015
				Total
	Electronic	Performance	Energy-	Discontinued
	Materials	Materials	from-Waste	Operations
Assets
Current Assets
Cash and cash items	$17.8	$5.5	$—	$23.3
Trade receivables, net	127.6	152.2	—	279.8
Inventories	132.1	237.7	—	369.8
Other receivables and current assets	24.8	5.7	1.8	32.3
Total Current Assets	302.3	401.1	1.8	705.2
Plant and equipment, net	296.4	211.4	891.8	1,399.6
Goodwill, net	167.0	127.2	—	294.2
Intangible assets, net	81.9	28.1	—	110.0
Other noncurrent assets	40.7	6.9	—	47.6
Total Noncurrent Assets	586.0	373.6	891.8	1,851.4
Total Assets	$888.3	$774.7	$893.6	$2,556.6
Liabilities
Current Liabilities
Payables and accrued liabilities	$81.8	$80.4	$17.0	$179.2
Accrued income taxes	6.6	.4	—	7.0
Current portion of long-term debt	—	4.7	—	4.7
Total Current Liabilities	88.4	85.5	17.0	190.9
Deferred income taxes	69.1	6.7	—	75.8
Other noncurrent liabilities	23.8	1.0	2.5	27.3
Total Noncurrent Liabilities	92.9	7.7	2.5	103.1
Total Liabilities	$181.3	$93.2	$19.5	$294.0